PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	1.88%	1.73%
Actual return on plan asset	Rp 768	Rp 1,166
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	745	563
Equity-based mutual fund	519	1,202
Fixed income instruments	8,239	8,071
Total	12,714	12,493
Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	322	334
Total	322	334
Finance | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1,191	954
Manufacturing and consumer | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	799	706
Infrastructure and telecommunication | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	344	317
Construction | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	219	181
Wholesale | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	218	159
Mining | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	199	117
Biotechnology and pharma industry | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	96	96
Services | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	99	75
Agriculture | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	45	49
Miscellaneous industries | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1	3
Series B shares
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 246	Rp 222